This is what American Growth Fund has done for its investors* over the last 39 years.

$681,549** Total value on 07/31/97 with both dividends and capital gains reinvested.


Average Annual            thru                thru 07/31/97
Total Return**            07/31/97            without sales charge

1 year                    27.3%               35.1%
5 years                          15.5%              16.8%
10 years                  10.5%               11.1%
15 years                  11.0%               11.5%
39 years                  11.4%               11.6%

$10,000 investment on August 1, 1958

*A conservative, long-term growth mutual fund with income as a secondary objective.
** The figures in this brochure reflects the performance of the Fund's Class D shares. On 03/01/96, the fund adopted a multi-class distribution arrangement to issue additional classes of shares, designated as Class A, Class B and Class C shares. Shares existing prior to 3/1/96 became Class D shares. Class A and Class D shares are subject to a maximum front-end sales charge of 5.75%, Class B shares are subject to a maximum contingent deferred sales charge of 5% and Class C shares are subject to a 1% contingent deferred sales charge within the first year of purchase. The Fund may incur 12b-1 expenses up to an annual maximum of .30 of 1% on its average daily net assets of its Class A shares, 1% of its average daily net assets of its Class B shares, and 1% of its average daily net assets of its Class C shares. Class D shares have no 12b-1 fees. Performance figures for Class D shares include the 5.75% initial sales charge and assume the reinvestment of income dividends and capital gain distributions.
Performance quoted represents past performance. The investment return and principal value of an investment will fluctuate so that the investor's shares, when redeemed, may be worth more or less than their original cost. This material must be preceded or accompanied by a current prospectus. If you have not received, or need a current prospectus, please feel free to call for one. Please read the prospectus carefully before investing.
In the thirty-eight years ended 06/30/97, the Fund's average annual total return was 10.7%, over fifteen years it was 12.3%, over ten years it was 9.7%, over five years it was 13.3%, over one year it was 8.2%.
The total return figures assume the maximum sales load (5.75%). The annual returns for the year ended
06/30/97 were: Class A; 7.8%, Class B; 8.6%, Class C; 12.6%. Annual returns assume a front end sales charge of 5.75% on Class A, a 5% contingent deferred sales charge for the first year on Class B, and a 1% contingent deferred sales charge for a period of one year or less on Class C. Class B and Class C performance without the contingent deferred sales charge during the first year would be 13.6% and 13.6%, respectively. In the thirty-eight years ended 06/30/97, the Fund's average annual total return calculated without a sales load was 10.9%, for fifteen years it was 12.8%, for ten years it was 10.3%, for five years it was 14.6%, and for the one year it was 14.8%.
Distributor: American Growth Fund Sponsors, Inc. 110 Sixteenth Street, Suite 1400, Denver, CO 80202.
To Our Investors





















Dear Shareholder:

As I write this message to you, our fund is up 35.10% for our fiscal year ended 7/31/97. Our Fund's portfolio has been positioned to take advantage of what we perceive to be opportunities in the forthcoming market. A large portion of your fund's investments have been placed in the oil field services, commercial bank and steel industries.

This may be a good time to remind our shareholders that we manage the Fund with two objectives in
mind.... to make money and not lose the money we've made. That's the way we have managed American
Growth Fund for over 39 years and plan to in the future.

Perhaps, all things considered, this might be an appropriate time to consider adding to your American
Growth Fund Account. Our toll free number is (800) 525-2406 or
(303) 626-0600. I invite your
comments, questions and suggestions. Please feel free to call or write me.

American Growth Fund wishes you A Good Future!



Sincerely,



Robert Brody
President & Shareholder
PAGE

How American Growth Fund Has Its Shareowners' Money Invested


                               STATEMENT OF INVESTMENTS
                                     July 31, 1997

            Market
Description of Security
Shares         Value
                                     COMMON STOCKS

                          Oilfield Services Industry   24.22%
    . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Schlumberger Limited. . . . . . . . . . . . . . . . . . . . .
112,000          $ 8,554,000
  (The largest oilfield services company in the world; operates in two segments: oilfield services and
  measurement systems.)
Global Marine, Inc.*. . . . . . . . . . . . . . . . . . . . .
200,000     5,725,000
  (The largest provider of turnkey drilling services in oilfield services industry.)
ENSCO International, Inc.*. . . . . . . . . . . . . . . . . .
60,000     3,967,500
  (The 4th largest contract drilling services in the world.)
BJ Services Company*. . . . . . . . . . . . . . . . . . . . .
60,000     3,900,000
  (The 3rd largest oilfield services company in the world.)
Rowan Companies, Inc.*. . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . .100,000
3,287,500
  (Operates in three segments: drilling, manufacturing and
aircraft.)
Transocean Offshore, Inc. . . . . . . . . . . . . . . . . . .
40,000     3,267,500
  (Provides contract drilling services for offshore oil and gas wells.)
Helmerich & Payne, Inc. . . . . . . . . . . . . . . . . . . .
37,800     2,544,413
  (Explores and produces oil and natural gas and provides drilling services.)
Tidewater, Inc. . . . . . . . . . . . . . . . . . . . . . . .
40,000     2,020,000
  (The largest supplier of offshore transportation services for the worldwide offshore energy industry.)
Petroleum Geo-Services Asa*, ADR. . . . . . . . . . . . . . .
10,000       544,375
  (The ninth largest oilfield services company in the world;
creates images of the geology beneath the seabed.)
   33,810,288


                            Commercial Bank Industry 13.72%

City National Corp. . . . . . . . . . . . . . . . . . . . . .
200,000     5,750,000
  (Owns City National Bank, largest independent bank in southern
California.)
SouthTrust Corp.. . . . . . . . . . . . . . . . . . . . . . .
90,000     4,238,437
  (The 33rd largest bank in the U.S.)
J.P. Morgan & Company, Inc. . . . . . . . . . . . . . . . . .
30,000     3,476,250
  (One of the largest trust companies in the United States.)
Royal Bank of Canada. . . . . . . . . . . . . . . . . . . . .
70,000     3,364,375
  (Canada's largest bank.)
NationsBank Corp. . . . . . . . . . . . . . . . . . . . . . .
32,624     2,322,421
  (The 3rd largest bank in the United States.)
   19,151,483
*Non-income producing security.



            Market
Description of Security
Shares         Value


Steel Industry 13.07%

Bethlehem Steel*. . . . . . . . . . . . . . . . . . . . . . .
600,000   $ 6,750,000
  (The second largest United States integrated steel maker.)
USX-U.S. Steel Group. . . . . . . . . . . . . . . . . . . . .
175,000     6,398,438
  (The largest United States steel maker.)
Nucor Corporation . . . . . . . . . . . . . . . . . . . . . .
60,000     3,723,750
  (The second largest United States general steel maker.)
Inland Steel Industries, Inc. . . . . . . . . . . . . . . . .
60,000     1,376,250
  (The fifth largest steel producer in the United States.)
   18,248,438


                            Paper and Forest Industry 8.19%

International Paper Company . . . . . . . . . . . . . . . . .
105,000     5,880,000
  (One of the largest manufacturers of paper products in the world.)
James River Corp. . . . . . . . . . . . . . . . . . . . . . .
135,000     5,560,312
  (The second largest paper goods producer in the United States.)
   11,440,312

                         Computer & Peripherals Industry 8.06%

International Business Machines Corp. . . . . . . . . . . . .
60,000     6,345,000
  (The world's largest supplier of advanced information processing technology.)
Hewlett Packard Company . . . . . . . . . . . . . . . . . . .
70,000     4,904,375
  (A designer and manufacturer of precision electronic products.)
   11,249,375

                                 Thrift Industry 5.30%

Golden West Financial Corp. . . . . . . . . . . . . . . . . .
88,000     7,403,000
  (Third largest thrift in the United States.)


Aerospace/Defense Industry 5.22%

Boeing Company (The). . . . . . . . . . . . . . . . . . . . .
124,000     7,292,750
  (The leading manufacturer of commercial jet aircraft.)
*Non-income producing security.




            Market
Description of Security
Shares         Value
                              Retail Store Industry 4.31%

Sears, Roebuck and Company. . . . . . . . . . . . . . . . . .
95,000 $   6,014,687
  (World's second largest retailer.)


                          Electronic Equipment Industry 4.02%

General Electric Company. . . . . . . . . . . . . . . . . . .
80,000     5,615,000
  (One of the largest and most diversified industrial companies in the world.)


Machine Industry 4.01%

Caterpillar, Inc. . . . . . . . . . . . . . . . . . . . . . .
100,000     5,600,000
  (The world's largest producer of earthmoving equipment.)


Chemical Industry 3.03%

Monsanto Co.. . . . . . . . . . . . . . . . . . . . . . . . .
85,000     4,234,063
  (Produces a variety of consumer products.)


Financial Services Industry 2.06%

Travelers Group, Inc. . . . . . . . . . . . . . . . . . . . .
40,000     2,877,500
  (The largest non-bank financial services company.)


Insurance Industry 1.41%

Equitable Companies, Inc. (The) . . . . . . . . . . . . . . .
50,000     1,968,750
  (Parent holding company of the Equitable Life Assurance Society of the United States.)


Recreation Industry 1.25%

Callaway Golf Company . . . . . . . . . . . . . . . . . . . .
50,000     1,750,000
  (The largest golf company in the United States; leading designer and manufacturer of golf clubs.)


            Market
Description of Security
Shares         Value



                           Building Materials Industry 1.23%

Ameron International Corporation. . . . . . . . . . . . . . .
30,000     1,710,000
  (The largest supplier of high-performance marine and offshore coatings in the United States. )



Total Investments, at Value (cost $104,773,998) . . . . . . .
99.10%  $138,365,646



Cash and Receivables, Less Liabilities. . . . . . . . . . . .
0.90%    $1,261,924



Net Assets. . . . . . . . . . . . . . . . . . . . . . . . . .
100%  $139,627,570













Financial Statements



                              AMERICAN GROWTH FUND, INC.
                  STATEMENT OF ASSETS AND LIABILITIES, JULY 31,
1997
    . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
ASSETS:
 Investments, at value (cost $104,773,998)-see accompanying
statement .   $138,365,646
 Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .     2,458,534
 Receivables:
   Shares of beneficial interest sold . . . . . . . . . . . . . .
 . . .       214,307
   Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .        76,100
Total assets. . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .      141,114,587

LIABILITIES:
 Investments purchased. . . . . . . . . . . . . . . . . . . . . .
 . . .
1,177,168
 Shares of beneficial interest redeemed . . . . . . . . . . . . .
 . . .
309,849
Total liabilities . . . . . . . . . . . . . . . . . . . . . . . .
 . . .     1,487,017

NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .   $ 139,627,570

COMPOSITION OF NET ASSETS:
 Paid-in capital. . . . . . . . . . . . . . . . . . . . . . . . .
 . . .   $94,243,498
 Undistributed net investment income. . . . . . . . . . . . . . .
 . . .       577,421
 Accumulated net realized gain from investment transactions . . .
 . . .    11,215,003
 Net unrealized appreciation of investments . . . . . . . . . . .
 . . .
33,591,648
 Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .    $139,627,570

NET ASSET VALUE PER SHARE:
Class A Shares:
   Net asset value and redemption price per share (based on net assets
   of $10,535,504 and 932,476 shares of beneficial interest
outstanding)       $11.30
   Maximum offering price per share (net asset value plus sales charge of
   5.75% of offering price) . . . . . . . . . . . . . . . . . . .
 . . .        $11.99
Class B Shares:
   Net asset value, redemption price and offering price per share
(based
   on net assets of $10,962,496 and 980,130 shares of beneficial interest outstanding)$11.18
Class C Shares:
   Net asset value, redemption price and offering price per share
(based
   on net assets of $3,023,390 and 270,205 shares of beneficial interest outstanding)$11.19
Class D Shares:
   Net asset value and redemption price per share (based on net assets of
   $115,106,180 and 10,162,405 shares of beneficial interest
outstanding)      $11.33
   Maximum offering price per share (net asset value plus sales charge of
   5.75% of offering price) . . . . . . . . . . . . . . . . . . .
 . . .        $12.02

      Financial Statements


                             AMERICAN  GROWTH  FUND,  INC.
               STATEMENT OF OPERATIONS FOR THE YEAR ENDED JULY 31,
1997

    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .
INVESTMENT INCOME:
   Interest . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .    $2,129,649
   Dividends (net of $22,602 foreign withholding tax) . . . . . .
 . . .    1,382,014

 Total income . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .        3,511,663

EXPENSES:
   Investment advisory fees (Note 5). . . . . . . . . . . . . . .
 . . .      978,027
   Administration expenses (Note 5) . . . . . . . . . . . . . . .
 . . .      397,689
   Transfer agent, shareholder servicing and data processing fees
(Note 4)   254,313
   Custodian fees (Note 4). . . . . . . . . . . . . . . . . . . .
 . . .       92,817
   Professional fees. . . . . . . . . . . . . . . . . . . . . . .
 . . .       31,570
   Registration and filing fees:
        Class A . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .        2,928
        Class B . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .        2,686
        Class C . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .          869
        Class D . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .       47,907
   Shareholder reports. . . . . . . . . . . . . . . . . . . . . .
 . . .       10,825
   Distribution and service fees:
        Class A . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .       17,911
        Class B . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .       67,390
        Class C . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .       20,433
   Directors fees . . . . . . . . . . . . . . . . . . . . . . . .
 . . .        8,400
   Other expenses . . . . . . . . . . . . . . . . . . . . . . . .
 . . .            49,569
 Total expenses . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .       1,983,334
   Less expenses paid indirectly (Note 4) . . . . . . . . . . . .
 . . .
(407,067)
 Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .       1,576,267

Net Investment Income . . . . . . . . . . . . . . . . . . . . . .
 . . .    1,935,396

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments . . . . . . . . . . . . . . .
 . . .      10,854,048
   Net change in unrealized appreciation or depreciation on
investments      24,155,373
   Net realized and unrealized gain . . . . . . . . . . . . . . .
 . . .      35,009,421

Net Increase in Net Assets Resulting From Operations. . . . . . .
 . . .    $36,944,817

PAGE

Financial Statements


                              AMERICAN GROWTH FUND, INC.
                          STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEARS ENDED JULY 31, 1997 AND 1996


                                                              1997
         1996
OPERATIONS:
 Net investment income. . . . . . . . . . . . . . . . .
$1,935,396     $      483,715
 Net realized gain. . . . . . . . . . . . . . . . . . .
10,854,048          7,083,415
 Net change in unrealized appreciation or depreciation.
24,155,373    (3,074,255)
   Net increase in net assets resulting from operations
36,944,817           4,492,875

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Dividends from net investment income:
 Class A. . . . . . . . . . . . . . . . . . . . . . . .
(78,116)              -
 Class B  . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . .(60,893)-
 Class C  . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . .(17,406)-
 Class D. . . . . . . . . . . . . . . . . . . . . . . .
(1,288,377)    (1,387,812)
 Distributions from net realized gain:
 Class A  . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . .(253,876)-
 Class B  . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . .(263,868)-
 Class C  . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . .(75,426)-
 Class D. . . . . . . . . . . . . . . . . . . . . . . .
(4,187,225)    (2,312,575)

BENEFICIAL INTEREST TRANSACTIONS:
 Net increase (decrease) in net assets resulting from beneficial interest transactions(Note 2):
 Class A. . . . . . . . . . . . . . . . . . . . . . . .   4,705,260

     4,048,441
 Class B. . . . . . . . . . . . . . . . . . . . . . . .   5,694,054

     3,603,382
 Class C. . . . . . . . . . . . . . . . . . . . . . . .   2,104,311

       383,952
 Class D. . . . . . . . . . . . . . . . . . . . . . . .
(11,347,787)      8,385,535
NET ASSETS:
 Total increase . . . . . . . . . . . . . . . . . . . .
31,875,468     17,213,798
 Beginning of period. . . . . . . . . . . . . . . . . .
107,752,102     90,538,304
 End of period (including undistributed net investment
 income of $557,421 and $86,817 respectively) . . . . .
$139,627,570 $107,752,102

PAGE

Financial Highlights


                                       Class D

                                       Year Ended July 31,
                                          1997    1996     1995
1994    1993

Per Share Operating Data:

Net Asset Value, Beginning of Period. . $8.85   $ 8.75   $ 9.34  $
9.39  $ 8.50
Income from investment operations:
Net investment income . . . . . . . . .  0.175   0.035     0.21
0.03    0.11
Net realized and unrealized gain. . . .  2.82    0.39      0.88
1.00    1.51
Total income from investment operations  2.99    0.42      1.09
1.03    1.62
Dividends and distributions to shareholders:
Dividends from net investment income. .(0.12)6 (0.12)6   (0.12)
(0.05)  (0.08)
Distributions from net realized gain. .(0.39)  (0.20)    (1.56)
(1.03)  (0.65)
Total dividends and distributions
to shareholders . . . . . . . . . . . . (0.51) (0.32)    (1.68)
(1.08)  (0.73)
Net Asset Value, End of Period. . . . .$11.33  $ 8.85   $ 8.75  $
9.34   $ 9.39
Total Return at Net Asset Value1. . . .  35.1%    4.8%    15.2%
11.1%   20.2%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)$115,106$100,130$90,538
$68,209 $62,180

Ratios to average net assets:
Net investment income.. . . . . . . . .  1.71%   0.47%    1.91%
0.35%   0.59%
Expenses2 . . . . . . . . . . . . . . .  1.55%   1.63%    1.45%
1.34%   1.44%

Portfolio turnover rate3. . . . . . . . 106.2%  163.1%   173.0%
87.2%   48.8%
Average brokerage commission rate4     $0.0578 $0.0561        -
   -       -

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional
      shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns. Total returns are not annualized for periods of less than one full year.
2. Beginning in fiscal 1996, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expenses have not been adjusted.
3. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the
period.               Securities with a maturity or expiration date
at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment
       securities (other than short-term securities) for the period ended July 31, 1997, aggregated $132,035,122 and $85,312,030, respectively.
4. Total brokerage commissions paid on applicable purchases and sales of investment securities for the period divided by the total number of related shares
purchased         and sold.
5. Net investment income per share is based upon relative daily net asset values.
6. Distributions from net investment income per share are based upon relative net asset values as of the business day following the distribution record date.

See accompanying notes to financial statements.
Financial Highlights



                                             Class A      Class A
  Class B    Class B    Class C     Class C



Period Ended July 31,
                                          1997 19961   1997  19961
1997  19961

Per Share Operating Data:
Net Asset Value,
Beginning of Period . . . . . . . . . . .$8.84 $9.21  $8.80 $ 9.21$
8.81 $ 9.21

Income (loss) from investment operations:
Net investment income(loss) . . . . . . .0.147    -7  0.077(0.01)7
0.077     -7
Net realized and unrealized gain (loss) .2.83 (0.37)  2.79 (0.40)
2.79  (0.40)
Total income (loss) from investment operations2.97(0.37)2.86(0.41)
2.86  (0.40)

Dividends and distributions to shareholders:
Dividends from net investment income. .(0.12)8     -(0.09)8
-(0.09)8     -
Distributions from net realized gain. .(0.39)      -(0.39)
-(0.39)      -
Total dividends and distributions
to shareholders . . . . . . . . . . . .(0.51)      -(0.48)
-(0.48)      -

Net Asset Value, End of Period. . . . .$11.30 $ 8.84 $11.18 $
8.80$11.19 $ 8.81

Total Return at Net Asset Value2. . . . .34.6%(4.0)%  33.5% (4.5)%
33.6% (4.3)%

Ratios/Supplemental Data:
Net assets, end of period (in
thousands)$10,536$3,838$10,962$3,417$3,023   $367

Ratio to average net assets:
Net investment income (loss). . . . . . .1.28%0.13%6
0.49%(0.52)%60.55%(0.63)%6
Expenses3 . . . . . . . . . . . . . . . .1.76%2.06%6  2.46% 2.81%6
2.50%2.97%6

Portfolio turnover rate4. . . . . . . . 106.2%163.1% 106.2%
163.1%106.2% 163.1%
Average brokerage commission rate5  .
 .$0.0578$0.0561$0.0578$0.0561$0.0578$0.0561

1.   For the period from March 1, 1996 (inception of offering) to
July 31, 1996.
2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering) with all dividends and
distributions         reinvested in additional shares on the
reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales
      charges are not reflected in total returns. Total returns are not annualized for periods of less than one full year.
3. Beginning in fiscal 1996, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expenses have not been adjusted.
4. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the
period.              Securities with a maturity or expiration date
at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment
      securities (other than short-term securities) for the period ended July 31, 1997, aggregated $132,035,122 and $85,312,030, respectively.
5. Total brokerage commissions paid on applicable purchases and sales of investment securities for the period divided by the total number of related shares
purchased        and sold.
6.   Annualized.
7. Net investment income per share is based upon relative daily net asset values.
8. Distributions from net investment income per share are based upon relative net asset values as of the business day following the distribution record date.

See accompanying notes to financial statements.
Notes to Financial Statements


1.Summary of Significant Accounting Policies
  American Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's primary investment objective is to seek capital appreciation. The Fund's investment advisor is Investment Research Corporation (IRC). The Fund offers Class A, Class B,
  Class C and Class D shares. Class D shares are available to shareholders in existence prior to 3/1/96. Class A and Class D shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan and expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares seven years after date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

  Investment Valuation - Investment securities are valued at the closing asked price as reported by the principal securities exchange on which the security is traded. If no sale is reported, or if the security is not traded on an exchange, value is based on the average of the latest bid and asked prices.

Short-term debt securities having a remaining maturity of
  60 days or less are valued at amortized cost, which approximates market value.

  Allocation of Income, Expenses, Gains and Losses - Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

  Federal Income Taxes - No provision for federal income or excise taxes has been made because the Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.

  Classification of Distributions to Shareholders - The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

  Other - Investment transactions are accounted for on the date the investments are purchased or sold (trade date).
  Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reportedon an identified cost basis which is the same basis used for federal income tax purposes.

  Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.




PAGE

Notes to Financial Statements




2.Shares of Beneficial Interest - The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                Year Ended July 31, 1997
    Year Ended July 31, 19961

                                     Shares  Amount
    SharesAmount

  Class A:
  Sold                        794,548  $7,631,271           437,138

$4,077,847
  Dividends and distributions reinvested33,407311,961
-           -
  Redeemed                   (329,452)(3,237,972)
(3,165)     (29,406)
  Net increase                498,503  4,705,260            433,973

 4,048,441

  Class B:
  Sold                        700,555  6,739,509
388,712  3,609,424
  Dividends and distributions reinvested 29,453 273,621
-          -
  Redeemed                   (137,934)(1,319,076)
(656)       (6,042)
  Net increase                592,074  5,694,054            388,056

 3,603,382

  Class C:
  Sold                        247,873  2,292,548             41,705

   383,955
  Dividends and distributions reinvested8,63280,191
-          -
  Redeemed                    (28,005)  (268,428)
-             (3)
  Net increase                228,500  2,104,311             41,705

  383,952

  Class D:
  Sold                         423,812  4,042,281
2,553,651 23,031,338
  Dividends and distributions reinvested541,4175,060,925
375,550  3,300,334
  Redeemed                  (2,117,535)   (20,450,993)
(1,956,583)(17,946,137)
  Net increase (decrease)   (1,152,306)$ (11,347,787)
972,618$ 8,385,535

  1. For the period from March 1, 1996 (inception of offering) to July 31, 1996 for Class A, Class B and Class C shares.

3.Unrealized Gains and Losses on Investments

  The identified tax cost basis of investments at July 31, 1997 was $105,324,757. Net unrealized appreciation on investments of $33,040,889, based on identified tax cost as of July 31, 1997, was comprised of gross appreciation of $33,246,961 and gross depreciation of $206,072.

4.Fund Expenses Paid Indirectly
  Fund expenses totaling $279,885 relating to certain operating expenses were paid by broker/dealers under terms of brokerage/service arrangements. Fees for transfer agent/data processing services and custodian services totaling
  $61,380 and $65,802, respectively, were offset by earnings on cash balances maintained by the Fund at the custodian
financial           institution. The Fund could have invested the
assets maintained at the institution in income-producing assets if it had notagreed to a reduction in fees. 5.Underwriting, Investment Advisory Contracts and Service Fees

  Under the investment advisory contract with IRC, the advisor receives annual compensation for investment advice, computed and paid monthly, equal to 1% of the first $30 million of the Fund's average annual net assets of the Fund
Notes to Financial
Statements


  and 0.75% of such assets in excess of $30 million. The Fund pays its own operating expenses. The advisor has agreed to reimburse the Fund if total expenses exceed the most restrictive limitation prescribed by any state in which the shares of the
  Fund are sold.

  Class B and Class C shares are subject to annual service and distribution fees of 0.25% and 0.75% of average daily net assets, respectively. Class A shares are subject to annual service and distribution fees of 0.25% and 0.05% of average daily net assets, respectively.

  For the year ended July 31, 1997 commissions and sales charges paid by investors on the purchase of Fund shares totaled
  $472,212 of which $140,586 was retained by American Growth Fund Sponsors, Inc. ("Sponsors"), an affiliated broker/dealer which serves as the underwriter and distributor of the Fund. Sales charges advanced to broker/dealers by Sponsors on sales of the Fund's Class B and C shares totaled $206,299. For the year ended July 31, 1997, Sponsors received contingent deferred sales charges of $11,306 upon redemption of Class B and C shares, as reimbursement for sales commissions advanced by
  Sponsors upon the sale of such shares.

  Certain officers of the Fund are also officers of Sponsors and IRC. For the year ended July 31, 1997 the Fund paid directors'
  fees and expenses of $8,400.

  For the year ended July 31, 1997, under an agreement with IRC, the Fund was charged $327,911 for the costs and expenses related to employees of IRC who provide administrative, clerical and accounting services to the Fund. In addition, the Fund was charged $61,170 by an affiliated company of IRC for the rental of office space.

6.Federal Income Tax Matters

  On December 19, 1996, per share distributions were declared as follows: Class A: $0.12, Class B: $0.09, Class C: $0.09 and
  Class D: $0.12 from net investment income, respectively, and $0.39 for each share class from realized gains. The dividends were paid December 31, 1996. For the Fund's year ended July 31, 1997, all ordinary income dividends have been determined to qualify for the dividend received deduction for corporate shareholders.

  For federal income tax purposes, the Fund realized net capital gains of $10,854,048 during the year ended July 31, 1997.
PAGE

Independent Auditors' Report





To The Board of Directors and Shareholders of American Growth Fund, Inc.:

We have audited the accompanying statements of investments and assets and liabilities of American Growth Fund, Inc. as of July 31, 1997, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three-year period ended July 31,1995 were audited by other auditors.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1997, by correspondence with the custodian and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Growth Fund, Inc. as of July 31, 1997, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the years in the two-year period then ended, in conformity with generally accepted accounting principles.





KPMG Peat Marwick LLP
Denver, Colorado
August 29, 1997